Cover	Mar. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2022
Entity File Number	001-54191
Entity Registrant Name	SINO AGRO FOOD, INC.
Entity Central Index Key	0001488419
Entity Tax Identification Number	33-1219070
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 3520, Block A, China Shine Plaza
Entity Address, Address Line Two	No. 9 Lin He Xi Road
Entity Address, Address Line Three	Tianhe District
Entity Address, City or Town	Guangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	510610
City Area Code	(860)
Local Phone Number	20 22116293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false